Post-employee benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - Plan deficit - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	$ (27,179)	$ (24,873)
Fair value of plan assets	25,850	23,358
Plan surplus (deficit)	(1,329)	(1,515)
FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(24,961)	(22,765)
Fair value of plan assets	25,474	23,018
Plan surplus (deficit)	513	253
PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,918)	(1,816)
Fair value of plan assets	376	340
Plan surplus (deficit)	(1,542)	(1,476)
UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(300)	(292)
Fair value of plan assets	0	0
Plan surplus (deficit)	$ (300)	$ (292)